Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Braingenesis Biotechnology Co., Ltd. [Member]
Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	0.22%	0.22%
Accounting treatments	Cost Method
Genepharm Biotech Corporation [Member]
Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	0.92%	0.92%
Accounting treatments	Cost Method
BioHopeKing Corporation [Member]
Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	8.03%	8.03%
Accounting treatments	Cost Method
BioFirst Corporation [Member]
Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	21.77%	21.77%
Accounting treatments	Equity Method
Rgene Corporation [Member]
Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	28.85%	28.85%
Accounting treatments	Equity Method